Dams, asset retirement and environmental obligations (Tables)	12 Months Ended
Dec. 31, 2023
Dams Asset Retirement And Environmental Obligations
Schedule of changes in dams, asset retirement and environmental obligations

				2023	2022
	Asset retirement obligations	Environmental obligations	Dams Obligations (iii)	Total	Total
Balance at the beginning of the year	219,923	46,396	-	266,319	264,151
Additions (ii)	4,292	2,727	6,960	13,979	35,036
Payments	(6,036)	(6,347)	-	(12,383)	(25,393)
Foreign exchange effects	8,027	3,729	161	11,917	9,160
Interest accrual - note 10	22,770	4,199	-	26,969	23,662
Remeasurement – discount rate (i) / (ii)	4,557	3,561	-	8,118	(40,297)
Balance at the end of the year	253,533	54,265	7,121	314,919	266,319
Current liabilities	24,264	8,438	1,016	33,718	23,646
Non-current liabilities	229,269	45,827	6,105	281,201	242,673

(i) As of December 31, 2023, the credit risk-adjusted rate used for Peru was between 10.86% and 12.52% (December 31, 2022: 10.92 % and 12.04%) and for Brazil was between 6.94% and 11.11% (December 31, 2022: 8.22% and 8.61%).

(ii) The change in the year ended on December 31, 2023, was mainly due to the time change in the expected disbursements on decommissioning obligations in certain operations, in accordance with updates in their asset retirement and environmental obligations studies, and by the increase in the discount rates, as described above. In this way, asset retirement obligations for operational assets, increased in an amount of USD 11,972 (December 31, 2022: decrease of USD 6,773) as shown in note 21; and asset retirement and environmental obligations for non-operational assets expense in USD 3,165 (December 31, 2022: expense of USD 1,512) as shown in note 9.

(iii) The Company has been conducting engineering studies to confirm the construction method of some very old inactive industrial waste containment structures that have been closed for more than 20 years.  None of them contain mining tailings, water or liquid waste. Based on results of the conceptual engineering studies, the Company has reserved amounts related to estimated costs of anticipated additional obligations in relation to these closed dams.